Submission	Mar. 27, 2026
Submission [Line Items]
Central Index Key	0001169578
Registrant Name	AETOS DISTRESSED INVESTMENT STRATEGIES FUND LLC
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES